Taxes Payable (Details) - Schedule of Tax Payables - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Taxes Payables [Abstract]
Income tax payable	$ 751,368	$ 722,114
Withholding tax payable	1,366	1,421
VAT tax payable	80,591	12,712
Tax payables	$ 833,325	$ 736,247